U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form, Please print or type.


1.	Name and address of issuer:	Northern Lights Fund Trust
					80 Arkay Drive
					Hauppauge, NY 11788

2.	Name of each series or class of funds for which this notice is
	filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

 	Chadwick & DAmato Fund


3.	Investment Company Act File Number:		811-21720

	Securities Act File Number:	333-122917

4(a)	Last day of fiscal year for which this notice is filed:
	April 30, 2013

4(b)	[ ]    Check box if this notice is being filed late (i.e., more
	than 90 Calendar days after the end of issuers fiscal year, (See Instruction A,2)

	Note: If the Form is being filed late, Interest must be paid on the registration fee due.

4(c)	[ ]     Check box if this is the last time issuer will be filing
	this form



5.	Calculation of registration fee:


(i)	Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):			    $4,526,115

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:		$6,934,095

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:			$         0



(iv)	Total available redemption credits
	(add Items 5(ii)and 5(iii):	     -$6,934,095

(v)	Net sales
	If Item 5(i) is greater than
	Item 5(iv) [subtract Item 5(iv) from Item 5(i)	  $ 0

(vi)	Redemption credits available for use in future years  $(2,407,980)
- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:


(vii)	Multiplier for determining registration fee (See
instruction C.9):					X     .0001364

(viii)	Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter 0 of no fee is due):			  = $0


6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an
amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities (number
of shares or other units) deducted here:     0
If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
for use by the issuer in future fiscal years, then state
the number here:	  0

7.	Interest due
If this form is being filed
more than 90 days after the end of the issuers
fiscal year (see Instruction D):	+ $0


8.	Total of the amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
        = $0


9.	Date the registration fee and any interest payment was sent
 to the Commissions lockbox depository: N/A

Method of Delivery:

[ ]    Wire Transfer

[ ]     Mail or other means


SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)* /s/ Harris Cohen, Assistant Treasurer

	Date	July 15, 2013